INCOME TAXES	12 Months Ended
Dec. 31, 2025
INCOME TAXES
INCOME TAXES

NOTE 10 – INCOME TAXES

The components of income tax expense for the years ended December 31 were as follows (in thousands):

	2025	2024
Current tax expense	$1,031	$1,693
Federal	66	54
State	(32)	(555)
Deferred tax benefit	$1,065	$1,192

The Company has elected to prospectively adopt the guidance in ASU No. 2023-09, Income Taxes (Topic 740): Improvements to Income Taxes Disclosures, or ASU 2023-09. The following table is a reconciliation of the U.S federal statutory rate of 21% to the Company’s effective rate for the year ended December 31, 2025 in accordance with the guidance in ASU No. 2023-09 (in thousands):

	Amount ($)	Percent (%)
Federal statutory income tax	$1,177	21.00%

Effect of:
State and local income taxes, net of federal benefit	57	1.02%
Nontaxable or nondeductible items	(136)	(2.43)%
Other	(33)	(0.59)%
Total	$1,065	19.00%

The Company operates exclusively in the United States and has no foreign income, foreign income tax expense, or foreign income taxes paid for the years ended December 31, 2025 and 2024. During the year ended December 31, 2025, the Company paid $1.8 million and $168 thousand in federal and state income taxes, respectively. All state income taxes paid were to the state of New York.

The tax effects of temporary differences that give rise to significant portions of the deferred tax assets and deferred tax liabilities at December 31 are presented below (in thousands):

	2025	2024
Deferred tax assets
Allowance for credit losses	$2,232	$2,180
Unrealized losses on securities available for sale	—	384
Benefit plans	117	154
Accrued compensation	258	241
Other	87	253
Total deferred tax assets	2,694	3,212

Deferred tax liabilities
Postretirement benefits	$(1,001)	$(1,010)
Unrealized gains on securities available for sale	(26)	—
Depreciation	(330)	(330)
Goodwill	(407)	(407)
Funded status of pension plan	(196)	(109)
Other	(152)	(309)
Total deferred tax liabilities	(2,112)	(2,165)

Net deferred tax asset	$582	$1,047

NOTE 10 – INCOME TAXES (Continued)

The Company is subject to U.S. federal income tax as well as New York State income tax. The Company is no longer subject to examination by taxing authorities for tax years before 2022 for both federal and New York State taxes.

The Company did not have any uncertain tax positions as of December 31, 2025 and 2024, and does not anticipate any significant accrual of uncertain tax benefits in the next twelve months.

No valuation allowance for deferred taxes was recorded at December 31, 2025 or 2024, as management believes it is more likely than not that all of the deferred tax assets will be realized.

The following table presents a reconciliation between the reported income taxes for the periods presented and the income taxes which would be computed by applying the federal income tax rates applicable to those periods. The federal income tax rate of 21% was applicable for the years ended December 31, 2025 and 2024.

	2025	2024

	(in thousands)
Federal statutory rate times financial statement income	$1,177	$1,328
Effect of:
Tax-exempt interest	(103)	(105)
State tax, net of federal tax effect	57	98
Income from bank owned life insurance	(33)	(32)
Other, net	(33)	(97)
Total	$1,065	$1,192